Trade Receivables - Summary of Changes in Allowance for Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables [Abstract]
Beginning balance	R$ (90,286)	R$ (63,431)
Provision	(38,809)	(34,511)
Reversal	8,043	7,656
Ending balance	R$ (121,052)	R$ (90,286)